Condensed Consolidate Guarantor Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net Interest expense	$ 158,924	$ 164,136	$ 91,293
Eliminations [Member]
Net Interest expense	$ (135,506)	$ (137,992)	$ (52,515)